Income taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income before provision (benefit) for income taxes:
United States	$ 144,585	$ 125,540	$ 159,790
Foreign	3,698	2,642	1,844
Income before provision (benefit) for income taxes	148,283	128,182	161,634
Current:
US Federal	54,808	49,131	40,324
State and local	6,451	6,002	3,116
Foreign	1,439	1,237	766
Total current	62,698	56,370	44,206
Deferred:
US federal	(156,655)	(14,841)	10,990
State and local	(1,280)	401	52
Foreign	17
Total deferred	(157,918)	(14,440)	11,042
Total United States	(96,676)	40,693	54,482
Foreign	1,456	1,237	766
Total provision (benefit) for income taxes	(95,220)	41,930	55,248
Income taxes paid, net of refunds	$ 45,800	$ 23,800	$ 65,500